Share capital (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of Issued and Fully Paid Ordinary Shares
Issued and fully paid ordinary shares of €0.07 each [A]

	Number of shares			Nominal value			$ million
	A	B	Ordinary shares	A	B	Ordinary shares	Total
At January 1, 2022	4,101,239,499	3,582,892,954		345	296		641
Repurchases of shares before assimilation	—	(34,106,548)		—	(3)		(3)
Assimilation of ordinary A and B shares into ordinary shares	(4,101,239,499)	(3,548,786,406)	7,650,025,905	(345)	(293)	638
Repurchases of B shares on January 27 and 28, 2022, cancelled as ordinary shares on February 2 and 3, 2022			(507,742)			—	—
Repurchases of shares after assimilation			(646,014,770)			(54)	(54)
At December 31, 2022			7,003,503,393			584	584
At January 1, 2021	4,101,239,499	3,706,183,836		345	306		651
Repurchases of shares	—	(123,290,882)		—	(10)		(10)
At December 31, 2021	4,101,239,499	3,582,892,954		345	296		641
[A]Share capital at December 31, 2022, and 2021, also included 50,000 issued and fully paid sterling deferred shares of £1 each.